Loans Payable - Additional Information (Detail)							3 Months Ended		9 Months Ended			12 Months Ended
	Jul. 16, 2021 USD ($)	Apr. 07, 2021 CAD ($)	Nov. 02, 2020 CAD ($)	Feb. 10, 2020 CAD ($)	Dec. 16, 2019 USD ($)	Dec. 16, 2019 CAD ($)	Jul. 31, 2021 USD ($)	Jul. 31, 2020 USD ($)	Jul. 31, 2021 USD ($)	Jul. 31, 2021 CAD ($)	Jul. 31, 2020 USD ($)	Oct. 31, 2020 USD ($)	Oct. 31, 2019 USD ($)	Oct. 31, 2018 USD ($)	Dec. 16, 2019 CAD ($)
Disclosure Of Loans Payable [Line Items]
Proceeds from borrowings							$ 7,000,000	$ 5,663	$ 10,091,220		$ 2,149,335	$ 2,153,110	$ 86,572	$ 0
Repayments of borrowings, classified as financing activities							$ 423,595	$ 3,871	$ 1,138,336		$ 10,051	$ 12,881	$ 0	$ 0
BDC Capital Loan [member]
Disclosure Of Loans Payable [Line Items]
Repayments of borrowings, classified as financing activities										$ 1,400,000
Principal amount					$ 5,300,000										$ 7,000,000
Borrowings, maturity					December 14, 2023	December 14, 2023
Interest rate					16.00%										16.00%
Borrowings, adjustment to interest rate basis					3.00%										3.00%
Borrowings, adjustment to interest rate basis On achievement of specific milestone					0.00%										0.00%
Borrowings periodic payment					$ 132,000	$ 175,000
Borrowings periodic payment terms balloon payment to be paid					$ 532,000										$ 700,000
Promissory Notes [member]
Disclosure Of Loans Payable [Line Items]
Principal amount	$ 7,000,000
Borrowings, maturity	December 15, 2023
Interest rate	10.00%
Borrowings Tranche One [Member] | BDC Capital Loan [member]
Disclosure Of Loans Payable [Line Items]
Proceeds from borrowings		$ 2,000,000	$ 2,000,000	$ 3,000,000
Borrowings transaction costs				$ 121,861